Employee Benefits - Rollforward, Balance of Plan Assets (Details) - Plan assets - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	$ 14,279	$ 14,540	$ 3,170
Actual return on trust assets	497	522	(695)
Return on plan assets excluding amounts included in interest income	886	0	0
Foreign exchange (gain) or loss	1,288	(150)	60
Life annuities	(25)	6	(3)
Business acquisitions		0	12,417
Benefits paid	(623)	(731)	(533)
Past Service Cost	(65)	(126)	(101)
Employees contributions	105	102	103
Employer´s contributions	133	130	133
Administration cost	(14)	(14)	(11)
Ending balance	$ 16,461	$ 14,279	$ 14,540